Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Other assets Office buildings, land, equipment and facilities and Other Other liabilities [Abstract]
Schedule of Breakdown of Office buildings, land, equipment and facilities
The following table presents a breakdown of owned and leased office buildings, land, equipment and facilities as of March 31, 2023 and 2024.

	Millions of yen
	March 31
	2023	2024
Land	¥38,752	¥42,914
Office buildings	56,802	54,657
Equipment and facilities	71,981	38,110
Software	117,780	130,280
Construction in progress	8,008	16,094
Operating lease ROU assets	170,993	166,730

Total	¥464,316	¥448,785

Schedule of Other assets-Other and Other liabilities
The following table presents components of
Other assets
—
Other
and
Other liabilities
in the consolidated balance sheets as of March 31, 2023 and 2024.

	Millions of yen
	March 31
	2023	2024
Other assets — Other:
Securities received as collateral	¥268,591	¥332,363
Goodwill and other intangible assets	36,194	38,387
Net deferred tax assets (1)	22,645	24,254
Investments in equity securities for other than operating purposes (2)	249,865	299,638
Deposit receivables (4)	298,705	316,570
Prepaid expenses	19,727	22,811
Other	118,980	121,598

Total	¥1,014,707	¥1,155,621

Other liabilities:
Obligation to return securities received as collateral	¥268,591	¥332,363
Accrued income taxes	42,254	81,585
Net deferred tax liabilities (1)	93,834	85,301
Other accrued expenses and provisions (3)	479,491	596,684
Operating lease liabilities	193,883	189,814
Other	97,468	128,799

Total	¥1,175,521	¥1,414,546

Note: Prior period amounts have been reclassified to conform to the current year presentation.
(1)
Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying component within a particular tax jurisdiction. See Note 14 “Income taxes” for further information.

(2)
Includes equity securities held for other than trading or operating purposes. These investments comprise listed equity securities and unlisted equity securities of ¥13,174 million and ¥236,691 million respectively, as of March 31, 2023, and ¥6,410 million and ¥293,228 million respectively, as of March 31, 2024. These securities are generally carried at fair value, with changes in fair value recognized and reported within
Revenue
—
Other
in the consolidated statements of income. Also includes equity securities without a readily determinable fair value of ¥65,365 million as of March 31, 2023 and 2024 respectively.

(3)
Includes a liability of ¥42,459 million and ¥21,177 million as of March 31, 2023 and 2024 respectively, in respect of all
outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the amount of such loss can be reasonably estimated. See Note 19 “
Commitments, contingencies and guarantees
” for further information.

(4)	Includes Japan Securities Clearing Corporation’s clearing fund.

Schedule of changes in goodwill within Other assets-Other
The following tables present changes in goodwill, which are reported in the consolidated balance sheets within
Other assets
—
Other
for the years ended March 31, 2023 and 2024.

	Millions of yen
	Year ended March 31, 2023
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥106,554	¥(92,814)	¥13,740	¥2,289	¥—	¥1,191	¥110,034	¥(92,814)	¥17,220
Other	667	—	667	—	—	(249)	418	—	418

Total	¥107,221	¥(92,814)	¥14,407	¥2,289	¥—	¥942	¥110,452	¥(92,814)	¥17,638

	Millions of yen
	Year ended March 31, 2024
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥110,034	¥(92,814)	¥17,220	¥—	¥(723)	¥2,345	¥112,379	¥(93,537)	¥18,842
Other	418	—	418	—	—	—	418	—	418

Total	¥110,452	¥(92,814)	¥17,638	¥—	¥(723)	¥2,345	¥112,797	¥(93,537)	¥19,260

(1)	Includes currency translation adjustments.

Schedule of finite-lived intangible assets by type
Finite-lived and indefinite-lived intangible assets
The following table presents finite-lived intangible assets by type as of March 31, 2023 and 2024.

	Millions of yen
	March 31, 2023			March 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥74,550	¥(66,465)	¥8,085	¥82,155	¥(75,237)	¥6,918
Other	2,239	(1,836)	403	3,275	(2,338)	937

Total	¥76,789	¥(68,301)	¥8,488	¥85,430	¥(77,575)	¥7,855

Estimated amortization expenses for next five years	Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2025	¥976
2026	143
2027	91
2028	91
2029	91

Schedule of change in asset retirement obligation
The following table presents changes in AROs during the years ended March 31, 2023 and 2024.

	Millions of yen
	March 31
	2023	2024
Balance at beginning of year	¥14,240	¥14,196
Provision for the year	453	1,354
Settled during the year	(497)	(38)

Balance at end of year	¥14,196	¥15,512